Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net earnings	$ 54,243	$ 38,198
Foreign currency translation (loss) gain	465	(4,124)
Comprehensive earnings	54,708	34,074
Less: Comprehensive earnings attributable to non-controlling shareholders	20,646	16,803
Comprehensive earnings attributable to Company	$ 34,062	$ 17,271